Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash in hand	$ 271	$ 158
Funds in transit	85,727	58,874
Bank balances	177,507	148,762
Term deposits	245,393	119,271
Cash and cash equivalents in the Statement of Financial Position	508,898	327,065
Bank overdrafts used for cash management purposes	(536)
Cash and cash equivalents in the statement of Cash Flows	$ 508,362	$ 327,065	$ 284,018	$ 213,283